Note 10 - Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
For the period ended December 31, 2023 Paid or accrued to:	Management fees	Consulting fees	Share-based payments	Total
Key management personnel:
Current and former directors, officers and companies controlled by them	$434,131	$116,123	$651,125	$1,201,379
For the period ended December 31, 2022 Paid or accrued to:	Management fees	Investor relation fees	Share-based payments	Total
Key management personnel:
Current and former directors, officers and companies controlled by them	$270,569	$66,530	$736,726	$1,073,825

Disclosure of transactions between related parties [text block]
	As at December 31, 2023	As at March 31, 2023
Current and former directors, officers and companies controlled by them	$88,139	$112,975